Balance Sheets (Parenthetical)(Quarterly) (USD $)	Dec. 31, 2013	Dec. 10, 2013	Dec. 09, 2013	Jun. 08, 2013	Dec. 31, 2012	Mar. 31, 2014 Quarterly Member	Dec. 31, 2013 Quarterly Member
Common Stock, Par Value		$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	2,500,000,000			2,500,000,000	0	2,500,000,000	2,500,000,000
Common Stock, Shares Issued	416,950,000	335,000,000	1,675,000,000		0	416,950,000	416,950,000
Common Stock, Shares Outstanding	416,950,000			335,000,000	0	416,950,000	416,950,000